Commitments and Contingencies - Summary of Commitments to Purchase Mineral Stream (Detail) - $ / oz		6 Months Ended
		Jun. 30, 2022	Feb. 08, 2022	Jan. 26, 2022	Jan. 17, 2022	Nov. 05, 2020
Penasquito [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 24, 2007
Penasquito [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Penasquito [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Unit of Measurement Cash Payment		4.36
Penasquito [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Penasquito [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Penasquito [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Constancia [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Aug. 08, 2012
Constancia [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Unit of Measurement Cash Payment		412
Constancia [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		6.08
Constancia [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Constancia [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Constancia [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 28, 2013
Salobo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		75.00%
Per Unit of Measurement Cash Payment		416
Salobo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Salobo [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		20 years
Date of Original Contract		Feb. 28, 2013
Sudbury [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		70.00%
Per Unit of Measurement Cash Payment		400
Sudbury [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Sudbury [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 03, 2015
Antamina [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Percentage of production to be purchased		33.75%
Antamina [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Antamina [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		May 10, 2018
San Dimas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased, description	[1]	variable
Per Unit of Measurement Cash Payment		624
San Dimas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
San Dimas [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stillwater [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jul. 16, 2018
Stillwater [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		100.00%
Stillwater [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stillwater [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		4.50%
Stillwater [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stillwater [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jun. 11, 2018
Voisey's Bay [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Voisey's Bay [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		42.40%
Voisey's Bay [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marathon [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jan. 26, 2022
Marathon [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		100.00%		100.00%
Marathon [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marathon [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marathon [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marathon [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		22.00%		22.00%
Los Filos [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		25 years
Date of Original Contract		Oct. 15, 2004
Los Filos [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Los Filos [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.53
Los Filos [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Los Filos [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Los Filos [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 08, 2004
Zinkgruvan [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.53
Zinkgruvan [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Zinkgruvan [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 23, 2006
Yauliyacu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		9.05
Yauliyacu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Yauliyacu [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Apr. 23, 2007
Stratoni [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		11.54
Stratoni [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Stratoni [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		50 years
Date of Original Contract		Jun. 05, 2007
Neves-Corvo [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.42
Neves-Corvo [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Neves-Corvo [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		50 years
Date of Original Contract		Jun. 05, 2007
Aljustrel [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		50.00%
Percentage of production to be purchased		100.00%
Aljustrel [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Aljustrel [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Minto [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 20, 2008
Minto [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		65.00%
Percentage of production to be purchased		100.00%
Minto [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		4.35
Minto [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Minto [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Minto [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Keno Hill [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Oct. 02, 2008
Keno Hill [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Keno Hill [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		variable
Percentage of production to be purchased		25.00%
Keno Hill [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Keno Hill [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Keno Hill [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Sep. 08, 2009
Pascua-Lama [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Unit of Measurement Cash Payment		3.9
Pascua-Lama [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Pascua-Lama [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Copper World [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 10, 2010
Copper World [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		450
Copper World [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		3.9
Copper World [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Copper World [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Copper World [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Loma de La Plata [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		12.50%
Per Unit of Measurement Cash Payment		4
Loma de La Plata [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Loma de La Plata [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
777 [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Aug. 08, 2012
777 [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Unit of Measurement Cash Payment		429
777 [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		6.32
777 [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
777 [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
777 [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marmato [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 05, 2020
Marmato [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		10.50%				6.50%
Marmato [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		100.00%
Marmato [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marmato [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Marmato [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 11, 2020
Cozamin [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		10.00%
Percentage of production to be purchased		50.00%
Cozamin [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cozamin [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Santo Domingo [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 24, 2021
Santo Domingo [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		100.00%
Santo Domingo [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Santo Domingo [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Santo Domingo [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Santo Domingo [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Fenix [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 15, 2021
Fenix [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		6.00%
Fenix [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Fenix [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Fenix [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Fenix [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Black Water [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 13, 2021
Black Water [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		35.00%
Percentage of production to be purchased		8.00%
Black Water [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		50.00%
Black Water [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Black Water [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Black Water [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Curipamba [Member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Jan. 17, 2022
Curipamba [Member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		50.00%			50.00%
Curipamba [Member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		75.00%			75.00%
Curipamba [Member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Curipamba [Member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Curipamba [Member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Goose [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Feb. 08, 2022
Goose [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		18.00%
Percentage of production to be purchased		4.15%	4.15%
Goose [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Goose [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Goose [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Goose [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Toroparu [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Nov. 11, 2013
Toroparu [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		10.00%
Per Unit of Measurement Cash Payment		400
Toroparu [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		50.00%
Per Unit of Measurement Cash Payment		3.9
Toroparu [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Toroparu [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Toroparu [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cotabambas [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Mar. 21, 2016
Cotabambas [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		25.00%
Per Unit of Measurement Cash Payment		450
Cotabambas [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Percentage of production to be purchased		100.00%
Per Unit of Measurement Cash Payment		5.9
Cotabambas [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cotabambas [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Cotabambas [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Kutcho [member]
Disclosure of contractual obligations and commitments [line items]
Term of Agreement		Life of Mine
Date of Original Contract		Dec. 14, 2017
Kutcho [member] | Gold [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Percentage of production to be purchased		100.00%
Kutcho [member] | Silver [member]
Disclosure of contractual obligations and commitments [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered		20.00%
Percentage of production to be purchased		100.00%
Kutcho [member] | Palladium [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Kutcho [member] | Cobalt [member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%
Kutcho [member] | Platinum [Member]
Disclosure of contractual obligations and commitments [line items]
Per Unit of Measurement Cash Payment, description		n/a
Percentage of production to be purchased		0.00%

[1]	Under the terms of the San Dimas PMPA, the Company is entitled to an amount equal to 25% of the payable gold production plus an additional amount of gold equal to 25% of the payable silver production converted to gold at a fixed gold to silver exchange ratio of 70:1 from the San Dimas mine. If the average gold to silver price ratio decreases to less than 50:1 or increases to more than 90:1 for a period of 6 months or more, then the “70” shall be revised to “50” or “90”, as the case may be, until such time as the average gold to silver price ratio is between 50:1 to 90:1 for a period of 6 months or more in which event the “70” shall be reinstated. Currently, the fixed gold to silver exchange ratio is 70:1.